BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

BlackRock California Municipal Opportunities Fund

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock Pennsylvania Municipal Bond Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated September 16, 2025 (the “Supplement”) to each Fund’s

Summary Prospectuses and Prospectuses, each dated September 27, 2024, as supplemented to date

The following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the BlackRock California Municipal Opportunities Fund’s Summary Prospectuses entitled “Key Facts About BlackRock California Municipal Opportunities Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock California Municipal Opportunities Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Walter O’Connor, CFA[1]	1993	Managing Director of BlackRock, Inc.
Michael Kalinoski, CFA	2015	Director of BlackRock, Inc.
Kevin Maloney, CFA	2022	Managing Director of BlackRock, Inc.
Ryan McDonald, CFA	2023	Managing Director of BlackRock, Inc.
Sean Carney	2023	Managing Director of BlackRock, Inc.
Patrick Haskell	2025	Managing Director of BlackRock, Inc.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the BlackRock Pennsylvania Municipal Bond Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Pennsylvania Municipal Bond Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Pennsylvania Municipal Bond Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Walter O’Connor, CFA[1]	2006	Managing Director of BlackRock, Inc.
Phillip Soccio, CFA	2009	Director of BlackRock, Inc.
Kristi Manidis	2022	Director of BlackRock, Inc.
Christian Romaglino, CFA	2022	Director of BlackRock, Inc.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of the California Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE CALIFORNIA FUND
The California Fund is managed by a team of financial professionals. Walter O’Connor, CFA,[1] Michael Kalinoski, CFA, Kevin Maloney, CFA, Ryan McDonald, CFA, Sean Carney and Patrick Haskell are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of the Pennsylvania Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE CALIFORNIA FUND
The California Fund is managed by a team of financial professionals. Walter O’Connor, CFA,[1] Phillip Soccio, CFA, Kristi Manidis, and Christian Romaglino, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — California Fund” is deleted in its entirety and replaced with the following:

California Fund

The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Michael Kalinoski, CFA, Kevin Maloney, CFA, Ryan McDonald, CFA, Sean Carney and Patrick Haskell are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA[1] Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1993	Managing Director of BlackRock, Inc. since 2006.
Michael Kalinoski, CFA Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2006.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kevin Maloney, CFA Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock since 2025; Director of BlackRock from 2021 to 2024.
Ryan McDonald, CFA Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Managing Director of BlackRock, Inc. since 2023.
Sean Carney, Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Managing Director of BlackRock, Inc. since 2018.
Patrick Haskell Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock since 2023; Managing Director of Morgan Stanley from 2009 to 2023.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — Pennsylvania Fund” is deleted in its entirety and replaced with the following:

Pennsylvania Fund

The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, Phillip Soccio, CFA, Kristi Manidis, and Christian Romaglino, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA[1] Co-portfolio Manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Phillip Soccio, CFA Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Director at BlackRock, Inc. since 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kristi Manidis, CFA Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2016.
Christian Romaglino, CFA Co-portfolio manager	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director at BlackRock, Inc. since 2017.

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.